FAIR VALUE MEASUREMENT (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Total	$ 416	$ 456
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Carrying value			(98)
Amount realized	0	(16)
Net Change In Fair Value Of Level 3 Assets [Abstract]
Fair Value Assets Measured On Recurring Basis Gain Loss Included in earnings financial income		1
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Gain LossI ncluded In Other Comprehensive Income Loss		2
Carrying value	(373)	(347)	(98)
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements	(7,930)	(8,656)
Fair value convertible senior debentures and derivatives liabilities	(1,707)	(1,308)
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures	(9,637)	(9,964)
Securities At Fair Value	220	216
Securities Amortized Cost	212	213
Securities Gross Unrealized Holding Gains	26	25
Securities Gross Unrealized Holding Losses	18	22
Contingent Consideration In Connection With Cephalon Acquisition	31	(12)
Contingent Consideration In Connection With Microdose Acquisition	52	(232)
Contingent Consideration In Connection With Animal Health Acquisition	(3)	8
Contingent Consideration In Connection With Nupathe Acquisition	(106)	0
Level 1 [Member]
Total	1,035	1,137
Level 2 [Member]
Total	(246)	(334)
Level 3 [Member]
Total	(373)	(347)
Money Market Funds [Member]
Cash And Cash Equivalents Fair Value Disclosure	15	9
Money Market Funds [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	15	9
Money Market Funds [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Money Market Funds [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member]
Cash And Cash Equivalents Fair Value Disclosure	934	1,029
Demand Deposits [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	934	1,029
Demand Deposits [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Auction Rate Securities [Member]
Investments Fair Value Disclosure	18	18
Auction Rate Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	18	18
Structured Finance [Member]
Investments Fair Value Disclosure	100	89
Structured Finance [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Structured Finance [Member] | Level 2 [Member]
Investments Fair Value Disclosure	100	89
Structured Finance [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member]
Investments Fair Value Disclosure	17	30
Other Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	16	29
Other Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1
Liability Derivatives [Member]
Derivatives net	23	17
Liability Derivatives [Member] | Level 1 [Member]
Derivatives net	0	0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives net	23	17
Liability Derivatives [Member] | Level 3 [Member]
Derivatives net	0	0
Interest Rate Swap [Member]
Derivatives-net	0	2
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net	0	2
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net	0	0
Cross Currency Interest Rate Contract [Member]
Derivatives net	328	436
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Derivatives net	0	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Derivatives net	328	436
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Derivatives net	0	0
Asset Derivatives [Member]
Derivatives-net	5	28
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	5	28
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0
Equity Securities [Member]
Investments Fair Value Disclosure	70	70
Equity Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	70	70
Equity Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Equity Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Business Acquisition Contingent Consideration [Member]
Derivatives-net	(392)	(366)
Business Acquisition Contingent Consideration [Member] | Level 1 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 2 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 3 [Member]
Derivatives-net	$ (392)	$ (366)